Related Party Transactions	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

2. Related Party Transactions

The Company’s parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company’s general partner (“General Partner”). Fresenius SE is also the Company’s largest shareholder and owns approximately 30,8% of the Company’s outstanding shares at September 30, 2016. The Company has entered into certain arrangements for services, leases and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties. Financing arrangements as described in item b) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item c) below. Our related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a) Service Agreements, Lease Agreements and Products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to the Fresenius SE Companies. The Company provides certain administrative services to one of its equity method investees. In 2015, the Company also performed marketing and distribution services for certain of its equity method investees. These related party agreements generally have a duration of 1-5 years and are renegotiated on an as needed basis when the agreement comes due.

The Company is a party to real estate operating lease agreements with the Fresenius SE Companies, which include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The majority of the leases expire in 2016 and the Company intends to extend these leases.

In addition to the above mentioned service and lease agreements, the Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

The Company entered into an agreement with a Fresenius SE company for the manufacturing of plasma collection devices. The Company agreed to produce 3,500 units which can be further increased to a maximum of 4,550 units, over the length of the five year contract. On January 1, 2015, this manufacturing business was sold to Kabi USA for $9,327 for which a fairness opinion was obtained from a reputable global accounting firm. The disposal was accounted for as a transaction between parties under common control at the carrying amounts without the generation of profits.

In December 2010, the Company formed a renal pharmaceutical company with Galenica Ltd., named Vifor Fresenius Medical Care Renal Pharma Ltd. (“VFMCRP”), an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from VFMCRP.

Below is a summary, including the Company’s receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service Agreements, Lease Agreements and Products
	For the nine months endedSeptember 30, 2016		For the nine months endedSeptember 30, 2015		September 30, 2016		December 31, 2015
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	156	16.864	145	14.550	337	5.922	422	3.185
Fresenius SE affiliates	2.694	62.164	5.557	56.818	735	2.386	2.104	4.079
Equity method investees	14.150	-	16.392	-	847	-	10.180	-
Total	$17.000	$79.028	$22.094	$71.368	$1.919	$8.308	$12.706	$7.264

Lease Agreements
Fresenius SE	-	7.869	-	7.161	-	-	-	-
Fresenius SE affiliates	-	11.396	-	10.967	-	-	-	-
Total	$-	$19.265	$-	$18.128	$-	$-	$-	$-

Products
Fresenius SE	2	-	5	-	-	-	-	-
Fresenius SE affiliates	19.365	35.999	19.957	27.675	9.428	4.127	8.774	3.768
Equity method investees	-	326.401	-	168.287	-	85.481	-	8.253
Total	$19.367	$362.400	$19.962	$195.962	$9.428	$89.608	$8.774	$12.021

b) Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of September 30, 2016 and December 31, 2015, the Company had accounts receivables from Fresenius SE related to short-term financing in the amount of $160.026 and $131.252, respectively. As of September 30, 2016 and December 31, 2015, the Company had accounts payables to Fresenius SE related to short-term financing in the amount of $155.701 and $115.932, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate for the respective currencies.

On August 19, 2009, the Company borrowed €1.500 ($1.674 at September 30, 2016 and $1.633 at December 31, 2015) from the General Partner on an unsecured basis at 1,335%. The loan repayment has been extended periodically and is currently due August 22, 2017 with an interest rate of 1,054%. On November 28, 2013, the Company borrowed an additional €1.500 ($1.674 at September 30, 2016 and $1.633 at December 31, 2015) with an interest rate of 1,875% from the General Partner. This loan is due on November 25, 2016 with an interest rate of 1,223%.

The Company provided unsecured term loans to one of its equity method investees during 2015 and 2016 in the amount of CHF 78.416 ($80.037 based upon the average exchange rate for the nine months ended September 30, 2016). These loans were repaid in full during the first half of 2016.

At September 30, 2016 and December 31, 2015, a subsidiary of Fresenius SE held unsecured Senior Notes issued by the Company in the amount of €8.300 and €8.300 ($9.264 at September 30, 2016 and $9.036 at December 31, 2015), respectively. The Senior Notes were issued in 2011 and 2012, mature in 2021 and 2019, respectively, and each has a coupon rate of 5.25% with interest payable semiannually.

At September 30, 2016 and December 31, 2015, the Company borrowed from Fresenius SE in the amount of €85.600 and €14.500 ($95.538 at September 30, 2016 and $15.786 at December 31, 2015) on an unsecured basis at an interest rate of 0,729% and 0,970%, respectively. For further information on these loan agreements, see Note 4. “Short-Term Debt and Short-Term Debt from Related Parties – Short-Term Debt from Related Parties.”

c) Key Management Personnel

Due to the legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the General Partner’s management board. The aggregate amount reimbursed to the General Partner was $17.398 and $10.718, respectively, for its management services during the nine months ended September 30, 2016 and 2015. As of September 30, 2016 and December 31, 2015, the Company had accounts receivable from the General Partner in the amount of $90 and $486, respectively. As of September 30, 2016 and December 31, 2015, the Company had accounts payable to the General Partner in the amount of $4.343 and $17.806, respectively.